COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	3 Months Ended								12 Months Ended			44 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	May 06, 2015 USD ($)	May 01, 2017 person	Dec. 31, 2015 USD ($)	Jul. 29, 2015 item
Number of cases consolidated | item															2
Number of former officers named as defendants | person													3
Revenue recognized	$ 2,800								$ 2,800
Revenues	44,355	$ 53,467	$ 47,975	$ 43,121	$ 44,329	$ 39,040	$ 57,981	$ 45,632	188,918	$ 186,982
Unsigned disputed change orders					22,900					22,900
Rental expense on operating leases									5,600	6,800
Future minimum annual lease payments under these noncancelable operating leases
2019	1,060								1,060
2020	653								653
2021	631								631
2022	581								581
2023	130								130
Total	3,055								3,055
Contingent rental provisions									0
Warranty
Guarantee obligations	3,055								3,055
Insurance
Health and general insurance expenses									2,100	1,900
Self-insured risk retention accrual	400				600				400	600
Minimum
Minimum monetary damages												$ 200,000
Liquidated damages
Loss contingency, maximum liability											$ 31,300
Loss contingency, liability as percentage of contract value											20.00%
Performance liquidated damages					0					0				$ 4,400
Payments to the entity's partner that were withheld by customer														$ 500
Revenues										4,400
Liquidated damages | Minimum
Loss contingency, maximum liability											$ 4,900
Liquidated damages incurred											1,700
Liquidated damages | Maximum
Loss contingency, maximum liability											$ 33,000
Possible workers compensation claim
Insurance
Outstanding letters of credit	1,100				$ 1,100				1,100	$ 1,100
Executive employee
Insurance
Employee severance benefits	$ 2,500								$ 2,500